Cash At Bank And Restricted Cash - Disclosure of Restricted Cash (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash from consolidated structured entities	¥ 14,581,753	¥ 8,055,423
Deposits held on behalf of platform investors	7,997,940	13,038,088
Other deposits	449,895	9,268
Deposits for subsidiary establishment		3,500,000
Restricted cash	¥ 23,029,588	¥ 24,602,779